SEGMENT REPORTING	12 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 23 -	SEGMENT REPORTING

The chief operating decision makers have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2015, 2016, and 2017 is as follows:

	Year ended June 30, 2015
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$213,252	193,274	110,030	14,823	531,379
Costs of revenue	119,520	97,503	93,452	6,502	316,977

Gross profit	$93,732	95,771	16,578	8,321	214,402

	Year ended June 30, 2016
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$182,901	240,310	95,277	25,837	544,325
Costs of revenue	113,314	131,043	82,900	11,342	338,599

Gross profit	$69,587	109,267	12,377	14,495	205,726

	Year ended June 30, 2017
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$172,667	155,732	103,544	-	431,943
Costs of revenue	106,583	86,128	98,761	-	291,472

Gross profit	$66,084	69,604	4,783	-	140,471

The Company’s assets are shared among the segments thus no assets have been designated to specific segments.

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2015	2016	2017

Revenues:
PRC	$410,644	$443,256	$326,713
Non-PRC	120,735	101,069	105,230

	$531,379	$544,325	$431,943

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2016	2017

Long-lived assets other than goodwill and acquired intangible assets
PRC	$100,454	$131,625
Non-PRC	13,079	12,029

	$113,533	$143,654